Parent company only condensed financial information - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME - Parenthetical (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent company only condensed financial information
Foreign currency translation adjustments, income taxes	¥ 0	¥ 0	¥ 0
Parent company
Parent company only condensed financial information
Foreign currency translation adjustments, income taxes	¥ 0	¥ 0	¥ 0